Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Net Operating Losses	$ 8,107	$ 1,749
Fixed Assets	57	62
Intangibles	306	330
Accrued Expenses	184	195
Equity-Based Compensation	436	187
Less: Valuation Allowance	(9,088)	(2,519)
Deferred Tax Assets	2	4
Deferred Tax Liabilities
Deferred Rent	(2)	(4)
Deferred Taxes, net	$ 0	$ 0